SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Interest paid	$ 42	$ 20
Taxes paid	5	0
Equipment acquired under finance leases and equipment loans	$ 47	$ 20